Expense Example {- Government Money Market Portfolio} - 02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-09 - Government Money Market Portfolio	Apr. 30, 2022 USD ($)
VIP Government Money Market Portfolio-Initial VIP
Expense Example:
1 year	$ 24
3 years	74
5 years	130
10 years	293
VIP Government Money Market Portfolio-Service VIP
Expense Example:
1 year	34
3 years	106
5 years	185
10 years	418
VIP Government Money Market Portfolio-Service 2 VIP
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604